Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (217,809)	$ (188,876)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(79,207)	(45,285)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(30,150)	(28,190)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(108,452)	(115,401)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(188,524)	(193,407)
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(11,257)	19,113
Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(16,794)	(15,565)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (1,234)	$ 983